Property and Equipment, Net (Tables)	12 Months Ended
Mar. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net

As of March 31, 2020 and 2019, property and equipment consisted of the following:

	As of March 31,
	2020	2019

Office furniture and fixtures	$35,608	$32,489
Less: Accumulated Depreciation	(21,492)	(12,135)
	$14,116	$20,354